Inventory	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
Inventory
10. INVENTORY

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Finished goods	$62,410	$105,539
Raw m aterials	80,606	61,866
WIP	6,039	2,152

Total Inventory	$149,055	$169,557

The increase in inventory for the six months ended June 30, 2022 is a result of the building of inventory to meet the continued growth in product demand that has occurred since commercialization of
COVID-19
products.